Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue

	Years ended December 31,
	2018	2017
Copper contained in concentrate	350,522	375,295
Molybdenum concentrate	26,589	20,782
Silver (Notes 2.5a and 18)	3,713	1,728
Price adjustments on settlement receivables	(10,679)	13,490
Total gross revenue	370,145	411,295
Less: Treatment and refining costs	(26,275)	(32,996)
Revenue	343,870	378,299